Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consists of the following as of March 31, 2025 and 2024:

	As of March 31,
	2024	2025
	USD	USD
Buildings	3,586,301	3,607,134
Plant and machinery	299,916	736,003
Furniture and fixtures	1,006,797	1,065,880
Motor vehicles	212,154	244,701
Leasehold improvement	—	295,475
Construction in progress	—	177,470
Total	5,105,168	6,126,663
Less: accumulated depreciation	(2,680,596)	(2,901,990)
Total property, plant and equipment, net	2,424,572	3,224,673